SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Taoping Holdings Limited (THL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Holdings Limited (THL)
Location	British Virgin Islands
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Group (China) Ltd. (IST HK) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Group (China) Ltd. (IST HK)
Location	Hong Kong, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Information Security Tech. (China) Co., Ltd. (IST) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
TopCloud Software (China) Co., Ltd. (TopCloud) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Information Security IoT Tech. Co., Ltd. (ISIOT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security IoT Tech. Co., Ltd. (ISIOT)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Biznest Internet Tech. Co., Ltd. (Biznest) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities		Biznest Internet Tech. Co., Ltd. (Biznest)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping New Media Co., Ltd. (TNM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping New Media Co., Ltd. (TNM)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Digital Tech. (Jiangsu) Jiangsu, Co., Ltd. (TDTJS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)
Location	Jiangsu, China
Subsidiaries	Subsidiary
Percentage owned			100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned			51.00%
Fujian Taoping Investment Co., Ltd. (FJTI) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Fujian Taoping Investment Co., Ltd. (FJTI)
Location	Fujian, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)
Location	Guangxi, China
Subsidiaries	Subsidiary
Percentage owned			100.00%
Taoping Industrial (Yunnan) Co., Ltd. (TIYN) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Industrial (Yunnan) Co., Ltd. (TIYN)
Location	Yunnan, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Skyladder Group Limited (SGL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Skyladder Group Limited (SGL)
Location	Hong Kong, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Skyladder (Tianjin) Technology Development Co., Ltd. (STTD) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Skyladder (Tianjin) Technology Development Co., Ltd. (STTD)
Location	Tianjin, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Shenzhen Smart Skyladder IoT Co., Ltd. (SZSS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Shenzhen Smart Skyladder IoT Co., Ltd. (SZSS)
Location	Shenzhen, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Tianjin Zeyuan Elevator Co., Ltd. (TJZY) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Tianjin Zeyuan Elevator Co., Ltd. (TJZY)
Location	Tianjin, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Skyladder New Century (Tianjin) IoT Technology Co., Ltd. (SNCT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Skyladder New Century (Tianjin) IoT Technology Co., Ltd. (SNCT)
Location	Tianjin, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Tianjin Weida Elevator Co., Ltd. (TJWD) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Tianjin Weida Elevator Co., Ltd. (TJWD)
Location	Tianjin, China
Subsidiaries	Subsidiary
Percentage owned	100.00%	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Inc.
Location	British Virgin Islands